Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	800,000,000
Common stock, shares issued	227,001,268	765,895,613
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	100
Preferred stock, shares authorized	100
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	1,204,426	0
Preferred stock, shares authorized	10,000,000	24,000,000
Series D Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares issued	211,344	0
Preferred stock, shares authorized	1,000,000	1,000,000